UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maureen Milet
Title:  Vice President & Chief Compliance Officer-Investments
Phone:  (617) 572-0203




            Maureen Milet      Boston, MA           February 25, 2013
            -------------      -------------        -----------------
            [Signature]        [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       86

Form 13F Information Table Value Total:                  US $275,107 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                             Shares
                          Title       CUSIP         Value    or Prn   SH/ Put/  Investment    Other            VOTING AUTHORITY
Name of Issuer            of Class    Number      (x$1000)   Amount   PRN Call  Discretion    Manager         SOLE   SHARED   NONE
ABER DIAMOND CORP         COM         002893105        903     19,200 SH        DEFINED         1               0     19,200    0
AGNICO EAGLE MINES, LTD.  COM         008474108        460     29,400 SH        DEFINED         1               0     29,400    0
AETERNA LABS              SUB VTG SH  007975105        294     68,370 SH        DEFINED         1               0     68,370    0
ALCAN INC                 COM         013716105      4,694     77,500 SH        DEFINED         1               0     77,500    0
ALLIANCE ATLANTIS         COM         01853E204        277     14,000 SH        DEFINED         1               0     14,000    0
AMPEX CORP.               COM         032092108          6      9,320 SH        SOLE                        9,320          0    0
ANGIOTECH PHARM           COM         034918102        845     14,200 SH        DEFINED         1               0     14,200    0
BALLARD POWER SYSTEMS     COM         05858H104        625     40,800 SH        DEFINED         1               0     40,800    0
BANK OF MONTREAL          COM         063671101     17,099    319,600 SH        DEFINED         1               0    319,600    0
BANK OF NOVA SCOTIA       COM         064149107     19,174    291,400 SH        DEFINED         1               0    291,400    0
BARRICK GOLD              COM         067901108      4,983    170,000 SH        DEFINED         1               0    170,000    0
BCE INC.                  COM         05534B109      8,565    296,350 SH        DEFINED         1               0    296,350    0
BEMA GOLD                 COM         08135F107        588    122,000 SH        DEFINED         1               0    122,000    0
BENNET ENVIRONMENTAL      COM         181906109        161      6,000 SH        DEFINED         1               0      6,000    0
BOARDWALK EQUITIES        COM         096613104        217     12,100 SH        DEFINED         1               0     12,100    0
BRASCAN CORP              COM         10549P606      7,946    200,000 SH        DEFINED         1               0    200,000    0
BROOKFIELD PPTYS          COM         112900105      1,004     26,909 SH        DEFINED         1               0     26,909    0
CALPINE POWER             COM         131347906      5,198    450,000 SH        DEFINED         1               0    450,000    0
CAMBIOR INC               COM         131347906        270     67,600 SH        DEFINED         1               0     67,600    0
CANADIAN NATIONAL RY      COM         136375102      8,856    108,000 SH        DEFINED         1               0    108,000    0
CANWEST GLOBAL COMM       COM         138906300        479     34,573 SH        DEFINED         1               0     34,573    0
CHC HELICOPTER CORP       COM         12541C203        205      6,200 SH        DEFINED         1               0      6,200    0
COINSTAR INC.             COM         19259P300        634     35,000 SH        SOLE                       35,000          0    0
CORUS                     COM         220874101        388     14,100 SH        DEFINED         1               0     14,100    0
CREO PRODUCTS             COM         13566G509        229     17,200 SH        DEFINED         1               0     17,200    0
DECOMA INTL               COM         13566G509         72      5,400 SH        DEFINED         1               0      5,400    0
DOREL INDUSTRIES          COM         25822C205        284      9,800 SH        DEFINED         1               0      9,800    0
ENBRIDGE INC.             COM         29250N105     13,924    259,300 SH        DEFINED         1               0    259,300    0
ELDORADO GOLD CORP        COM         28490210J        334     82,500 SH        DEFINED         1               0     82,500    0
ENERPLUS RES FUND         COM         29274D604      4,848    123,200 SH        DEFINED         1               0    123,200    0
EXTENDICARE INC.          COM         30224T871        277     20,900 SH        DEFINED         1               0     20,900    0
FAIRFAX FIN SRV           COM         303901102      1,040      4,600 SH        DEFINED         1               0      4,600    0
FIRSTSERVICE CORP         COM         33761N109        125      4,700 SH        DEFINED         1               0      4,700    0
FNX MINING                COM         30253R101        141     16,200 SH        DEFINED         1               0     16,200    0
FOUR SEASONS HOTELS       SUB VTG SH  35100E104        538      8,106 SH        DEFINED         1               0      8,106    0
GSI LUMONICS              COM         345426100        217     14,300 SH        DEFINED         1               0     14,300    0
GILDAN ACTIVWEAR          SUB VTG SH  37591610J        324      8,100 SH        DEFINED         1               0      8,100    0
GLAMIS GOLD, LTD.         COM         376775102        998     44,800 SH        DEFINED         1               0     44,800    0
GOLDCORP INC              COM         380956409      1,305     63,300 SH        DEFINED         1               0     63,300    0
GROUPE CGI                SUB VTG SH  39945C109        689     85,100 SH        DEFINED         1               0     85,100    0
GOLDEN STAR RES           COM         38119T104        389     42,900 SH        DEFINED         1               0     42,900    0
GOLDEN STATE VINTNERS     COM         38121K208      2,095    658,695 SH        SOLE                      658,695          0    0
HUMMINGBIRD COMMUN        COM         44544R101        167      6,000 SH        DEFINED         1               0      6,000    0
ID BIOMEDICAL             COM         44936D108        190     12,300 SH        DEFINED         1               0     12,300    0
IAMGOLD                   COM         450913108        455     50,400 SH        DEFINED         1               0     50,400    0
INTERTAPE POLYMER         COM         460915200        233     14,100 SH        DEFINED         1               0     14,100    0
INTRAWEST CORP.           COM         460915200        392     16,400 SH        DEFINED         1               0     16,400    0
IPSCO INC.                COM         462622101        397     16,500 SH        DEFINED         1               0     16,500    0
IVANHOE MINES LTD         COM         46579N103        515     51,300 SH        DEFINED         1               0     51,300    0
IVANHOE ENERGY INC        COM         465790103        230     47,400 SH        DEFINED         1               0     47,400    0
LILY ELI & CO             COM         532457108         99      1,404 SH        SOLE                        1,404          0    0
LODGENET ENTERTAINMENT    COM         540211109      2,925    160,000 SH        SOLE                      160,000          0    0
MI DEVELOPMENTS INC       SUB VTG SH  55304X104        591     16,400 SH        DEFINED         1               0     16,400    0
MANULIFE FINANCIAL        COM         56501R106      9,081    217,000 SH        DEFINED         1               0    217,000    0
MASONITE INTL             COM         575384102        596     18,700 SH        DEFINED         1               0     18,700    0
METHANEX                  COM         59151K108        599     41,200 SH        DEFINED         1               0     41,200    0
MERIDIAN GOLD             COM         589975101        647     34,200 SH        DEFINED         1               0     34,200    0
MOORE WALLACE             COM         615857109      1,322     54,600 SH        DEFINED         1               0     54,600    0
NABORS INDUSTRIES, INC.   COM         G6359F103      4,936    118,950 SH        SOLE                      118,950          0    0
NAVISTAR INTL CORP        COM         63934E108      1,532     31,997 SH        SOLE                       31,997          0    0
NEUROCHEM                 COM         64125K101        242      7,900 SH        DEFINED         1               0      7,900    0
OPEN TEXT CORP.           COM         683715106        338     13,700 SH        DEFINED         1               0     13,700    0
PAN AMERICAN SILVER       COM         697900108        336     18,200 SH        DEFINED         1               0     18,200    0
PETRO CDA                 COM         71644E101      6,071     95,000 SH        DEFINED         1               0     95,000    0
PETROKAZAKHSTAN           COM         71649P902        784     26,800 SH        DEFINED         1               0     26,800    0
QLT PHOTOTHERAPEUT        COM         746927102        581     23,700 SH        DEFINED         1               0     23,700    0
QUEBECOR PRINTING         COM         748203106      6,088    227,600 SH        DEFINED         1               0    227,600    0
RESEARCH IN MOTION        COM         760975102      1,838     21,200 SH        DEFINED         1               0     21,200    0
ROGERS WIRELESS           COM         788087102        136      4,900 SH        DEFINED         1               0      4,900    0
ROYAL BANK OF CDA         COM         788087102     16,735    270,800 SH        DEFINED         1               0    270,800    0
SIERRA WIRELESS           COM         826516106        170      8,500 SH        DEFINED         1               0      8,500    0
SMITHFIELD FOODS          COM         832248108     21,427  1,035,116 SH        SOLE                    1,035,116          0    0
STEINWAY MUSICAL INST.    COM         858495104     34,801  1,408,953 SH        SOLE                    1,408,953          0    0
SUNLIFE FINANCIAL         COM         866796105     10,701    331,285 SH        DEFINED         1               0    331,285    0
SUNCOR ENERGY             COM         866796105      4,875    150,000 SH        DEFINED         1               0    150,000    0
TELESYSTEM INTL           COM         879946507        257     23,700 SH        DEFINED         1               0     23,700    0
TESCO                     COM         88157K101        128     12,100 SH        DEFINED         1               0     12,100    0
TESMA INTL                SUB VTG SH  881908107        181      6,200 SH        DEFINED         1               0      6,200    0
THOMSON CORP              COM         88157K101      7,768    165,000 SH        DEFINED         1               0    165,000    0
TLC VISION                COM         872549950      1,121    131,700 SH        DEFINED         1               0    131,700    0
TORONTO DOMINION BK       COM         891160509     18,658    431,000 SH        DEFINED         1               0    431,000    0
TRANSCANADA CORP          COM         89353D107      4,098    147,000 SH        DEFINED         1               0    147,000    0
VASOGEN                   COM         92232F103        211     21,600 SH        DEFINED         1               0     21,600    0
WESTCAST INDUSTRIES       COM         950813105         72      1,900 SH        DEFINED         1               0      1,900    0
WHEATON RIVER MINERALS    COM         262902102        691    178,600 SH        DEFINED         1               0    178,600    0
ZARLINK SEMICONDUCTOR     COM         989139100        193     44,100 SH        DEFINED         1               0     44,100    0